UNITED STATES	SECURITIES AND EXCHANGE COMMISSION
					"Washington, D.C. 20549"

					       Form 13F

"Report for the Calendar Year or Quarter Ended: March 31, 2001"
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

"Name:         Duquesne Capital Management, L.L.C."
              ----------------------------------------------
"Address:      2579 Washington Road, Suite 322"
              ----------------------------------------------
"              Pittsburgh, PA 15241"
	      ----------------------------------------------

              ----------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
              -----------------------------------------------
Title:        Vice President & Managing Director
              -----------------------------------------------
Phone:        412-854-3112
              -----------------------------------------------

"Signature, Place, and Date of Signing:"

/s/ Joseph W. Haleski             Pittsburgh, PA               5/15/00
----------------------           -------------------           -------
[Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




 				Title					          Investment Discretion					Voting Authority
				of
Security			Class	Cusip	Market Value	      Quantity	Sole Share  Others Managers	Sole	Share	None



ABGENIX INC.                     COM     00339B107     $355,312.50  	15,000   X                                 15,000
AGERE SYSTEMS INC.		 COM	 00845V100   $8,868,300.00   1,435,000   X				1,435,000
ALKERMES INC.			 COM	 01642T108   $3,510,000.00     160,000   X				  160,000
AMGEN INC			 COM     031162100  $88,523,775.00   1,470,800   X				1,470,800
ANHEUSER-BUSCH COMPANIES, INC.	 COM	 035229103  $19,648,854.00     427,800   X				  427,800
ANNTAYLOR STORES CORPORATION	 COM	 036115103  $16,952,175.00     638,500   X				  638,500
ANTEC CORPORATION		 COM	 03664P105   $1,456,250.00     200,000   X				  200,000
APPLE COMPUTER INC.		 COM	 037833100  $33,105,000.00   1,500,000   X				1,500,000
APPLERA CORP-APPLD BIOSYs GROUP	 COM	 038020103   $1,842,600.00      66,400   X				   66,400
ARQULE, INC.			 COM	 04269E107     $243,800.00      18,400   X				   18,400
AVIGEN, INC.			 COM	 053690103     $609,375.00      50,000   X				   50,000
BEACON POWER CORPORATION	 COM	 073677106   $3,126,375.00     595,500   X				  595,500
BIOGEN, INC.			 COM	 090597105  $63,945,625.00   1,010,000   X				1,010,000
CALIPER TECHNOLOGIES CORP.	 COM	 130876105   $1,612,500.00     100,000   X				  100,000
CHARTER COMMUNICATIONS, INC.	 COM	 16117M107   $2,036,250.00      90,000   X				   90,000
CHUBB CORPORATION		 COM	 171232101  $19,921,000.00     275,000   X				  275,000
COMCAST CORPORATION		 COM	 200300200  $68,706,206.25   1,638,300   X				1,638,300
COMMSCOPE, INC.			 COM	 203372107   $1,251,000.00      75,000   X				   75,000
CONCORD EFS, INC.		 COM	 206194105   $3,235,000.00	80,000   X				   80,000
COORS (ADOLPH) COMPANY		 COM	 217016104  $16,360,000.00     250,000   X				  250,000
CV THERAPEUTICS, INC.		 COM	 126667104   $3,960,000.00     120,000   X				  120,000
E.PIPHANY INC.			 COM	 26881V100     $584,375.00      50,000   X				   50,000
EASTMAN CHEMICAL COMPANY	 COM	 277432100   $9,844,000.00     200,000   X				  200,000
ECHELON CORPORATION		 COM	 27874N105   $2,962,500.00     200,000   X				  200,000
ENZON INC.			 COM	 293904108   $9,500,000.00     200,000   X				  200,000
FEDERATED DEPARTMENT STORES,INC  COM	 31410H101  $16,620,000.00     400,000   X				  400,000
HCA - THE HEALTHCARE COMPANY	 COM	 404119109  $27,234,601.00     676,300   X				  676,300
HOME DEPOT, INC.		 COM	 437076102  $63,663,010.00   1,477,100   X				1,477,100
HUMAN GENOME SCIENCES, INC	 COM	 444903108   $2,300,000.00      50,000   X				   50,000
ICOS CORPORATION		 COM	 449295104   $2,455,750.00      51,700   X				   51,700
IDEC PHARMACEUTICALS CORP	 COM	 449370105  $36,000,000.00     900,000   X				  900,000
I-MANY, INC			 COM	 44973Q103   $1,700,562.50     149,500   X				  149,500
INHALE THERAPEUTIC SYSTEMS, INC	 COM	 457191104     $664,762.50      31,100   X				   31,100
JOHN HANCOCK FINANCIAL SEV INC	 COM	 410145106  $38,450,000.00   1,000,000   X				1,000,000
JP MORGAN CHASE & COMPANY	 COM	 46625H100  $67,350,000.00   1,500,000   X				1,500,000
KENNETH COLE PRODUCTIONS, INC	 COM	 193294105   $1,247,500.00      50,000   X				   50,000
KEY3MEDIA GROUP, INC.		 COM	 49326R104   $3,966,674.60     333,334   X				  333,334
LILLY, ELI & COMPANY		 COM	 532457108  $30,050,720.00     392,000   X				  392,000
LUMINEX CORPORATION		 COM	 55027E102     $921,875.00      50,000   X				   50,000
MATTEL INC.			 COM	 577081102  $26,610,000.00   1,500,000   X				1,500,000
MCKESSON HBOC INC.		 COM	 583538103  $37,797,750.00   1,413,000   X				1,413,000
MICRON TECHNOLOGY, INC.		 COM	 595112103  $53,573,700.00   1,290,000   X				1,290,000
MILLIPORE CORPORATION		 COM	 601073109  $30,448,332.00     658,200   X				  658,200
MONY GROUP INC.			 COM	 615337102  $16,600,000.00     500,000   X				  500,000
OSI PHARMACEUTICALS, INC.	 COM	 671040103   $8,717,500.00     220,000   X				  220,000
PALM, INC.			 COM	 696642107     $336,250.00      40,000   X				   40,000
PENNEY (J.C.)  CO.		 COM	 708160106   $5,796,375.00     362,500   X				  362,500
PHOTOMEDEX, INC.		 COM	 719358103   $1,025,000.00     200,000   X				  200,000
PRAECIS PHARMACEUTICALS INC.	 COM	 739421105  $12,736,075.00     638,800   X				  638,800
PRAXAIR, INC.			 COM	 74005P104  $15,181,000.00     340,000   X				  340,000
PRECISE SOFTWATE SOLUTIONS LTD.	 COM	 M41450103     $302,500.00      20,000   X				   20,000
QUEST SOFTWARE INC		 COM	 74834T103   $5,969,325.00     336,300   X				  336,300
RITE AID CORPORATION		 COM	 767754104   $8,362,500.00   1,250,000   X				1,250,000
SAFEWAY INC.			 COM	 786514208  $27,575,000.00     500,000   X				  500,000
SALLIE MAE (USA EDUCATION INC.)	 COM	 90390U102  $72,650,000.00   1,000,000   X				1,000,000
TAIWAN SEMICONDUCTOR ADR	 ADR	 874039100  $20,475,000.00   1,050,000   X				1,050,000
TENET HEALTHCARE CORPORATION	 COM	 880336100  $35,860,000.00     815,000   X				  815,000
TERADYNE, INC.			 COM	 880770102     $825,000.00      25,000   X				   25,000
TRANSMETA CORPORATION		 COM	 89376M100  $11,942,700.00     966,000   X				  966,000
VIGNETTE CORPORATION		 COM	 926734104     $643,750.00     100,000   X				  100,000
VIROPHARMA INCORPORATED		 COM	 928241108     $701,662.50      24,300   X				   24,300
VITRIA TECHNOLOGY INC		 COM	 92849Q104     $762,500.00     200,000   X				  200,000
WEBMD CORPORATION		 COM	 422209106  $30,440,781.25   5,472,500   X				5,472,500

GRAND TOTAL					 $1,100,118,429.10

